Series A Preferred Stock (Details)	1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 20, 2025 $ / shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 20, 2024 shares	Sep. 30, 2023 $ / shares
Series A Preferred Stock [Line Items]
Preferred stock, shares authorized		100,000,000		100,000,000
Preferred stock par value (in Dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Preferred stock, shares designated		10,000,000		10,000,000
Preferred stock, shares outstanding		4,126,667		4,126,667
Preferred stock, conversion price (in Dollars per share) | $ / shares		$ 11.5		$ 11.5
Percentage of dividend		12.00%		12.00%
Net tangible assets (in Dollars) | $		$ 10,000,000		$ 10,000,000
Unpaid dividend (in Dollars) | $		2,013,000		78,000	$ 800,000
Dividend payment (in Dollars) | $		$ 1,820,000	$ 1,833,000	$ 2,447,000
Unpaid cash dividend per share (in Dollars per share) | $ / shares		$ 10		$ 10
Conversion shares				2,500,000
Accrued dividends (in Dollars) | $		$ 3,733,000		$ 3,700,000
Dividends declared (in Dollars per share) | $ / shares
Fair value (in Dollars) | $				$ 1,200,000
Common Stock [Member]
Series A Preferred Stock [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 15
Sponsor [Member]
Series A Preferred Stock [Line Items]
Dividend payment (in Dollars) | $				$ 500,000	$ 600,000
Accrued dividends (in Dollars) | $				$ 500,000
Series A Preferred Stock [Member]
Series A Preferred Stock [Line Items]
Preferred stock, shares authorized		100,000,000		100,000,000	100,000,000
Preferred stock par value (in Dollars per share) | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares designated		10,000,000		10,000,000	10,000,000
Preferred stock, shares outstanding		4,126,667		4,126,667	4,500,000
Preferred stock, shares issued		4,126,667		4,126,667	4,500,000
Preferred stock, conversion price (in Dollars per share) | $ / shares		$ 10		$ 3.63
Percentage of dividend		12.00%		12.00%
Original issuance price (in Dollars per share) | $ / shares		$ 10		$ 10
Net tangible assets (in Dollars) | $				$ 10	$ 2,500,000
Dividend payment (in Dollars) | $				$ 3,700,000
Conversion shares		2,500,000
Dividend obligation (in Dollars) | $		$ 3,733,000
original issue price				10
Series A Preferred Stock [Member] | Envoy Bridge Note [Member]
Series A Preferred Stock [Line Items]
Preferred stock, shares issued		1,000,000		1,000,000
Preferred stock, conversion price (in Dollars per share) | $ / shares				$ 10			$ 10
Series A Preferred Stock [Member] | Conversion Rights [Member]
Series A Preferred Stock [Line Items]
Preferred stock, shares issued						373,333
Preferred stock, conversion price (in Dollars per share) | $ / shares		$ 10		10
Common stock converted price per share (in Dollars per share) | $ / shares				$ 15
Series A Preferred Stock [Member] | Preferred Stock [Member]
Series A Preferred Stock [Line Items]
Preferred stock, shares issued				1,000,000
Series A Preferred Stock [Member] | Subscription Agreement [Member]
Series A Preferred Stock [Line Items]
Preferred stock, shares issued		1,000,000
Series A Preferred Stock [Member] | Sponsor [Member]
Series A Preferred Stock [Line Items]
Preferred stock, shares issued		2,500,000		2,500,000
Preferred stock, conversion price (in Dollars per share) | $ / shares		$ 3.63
Net tangible assets (in Dollars) | $		$ 10,000,000
Dividend shares value				2,500,000
Convertible shares		373,333		373,333
Common Stock [Member]
Series A Preferred Stock [Line Items]
Common stock converted price per share (in Dollars per share) | $ / shares	$ 11.5	$ 11.5
Convertible shares				8,850,526
Common Stock [Member] | Sponsor [Member]
Series A Preferred Stock [Line Items]
Convertible shares		1,028,986		1,028,986
Previously Reported [Member]
Series A Preferred Stock [Line Items]
Preferred stock, shares authorized				10,000,000	10,000,000
Sponsor [Member] | Series A Preferred Stock [Member]
Series A Preferred Stock [Line Items]
Dividend payment (in Dollars) | $		$ 613,000